BLACKROCK ETF TRUST II

iShares High Yield Muni Active ETF

(the “Fund”)

Supplement dated December 1, 2025

to the Statement of Additional Information of the Fund (the “SAI”), dated January 31, 2025, as amended or supplemented to date

Effective immediately, the following change is made to the Fund’s SAI:

The chart listing investments and investment strategies in the section of the Fund’s SAI entitled “Investment Objective and Policies” is deleted in its entirety and replaced with the following:

Asset-Backed Securities

Asset-Based Securities

Precious Metal-Related Securities

Borrowing and Leverage	X

Cash Management

Collateralized Debt Obligations

Collateralized Bond Obligations

Collateralized Loan Obligations

Commercial Paper	X

Commodity-Linked Derivative Instruments and Hybrid Instruments

Qualifying Hybrid Instruments

Hybrid Instruments Without Principal Protection

Limitations on Leverage

Counterparty Risk

Convertible Securities

Corporate Loans

Direct Lending

Credit Linked Securities	X

Cyber Security Issues	X

Debt Securities	X

Floating Rate and Variable Rate Securities	X

Inflation-Indexed Bonds

Investment Grade Debt Obligations	X

High Yield Investments (“Junk Bonds”)	X

Mezzanine Investments

Pay-in-kind Bonds	X

Supranational Entities

Depositary Receipts (ADRs, EDRs and GDRs)

Derivatives	X

Hedging	X

Speculation	X

Risk Factors in Derivatives	X

Correlation Risk	X

Counterparty Risk	X

Credit Risk	X

Currency Risk

Illiquidity Risk	X

Leverage Risk	X

Market Risk	X

Valuation Risk	X

Volatility Risk	X

Futures	X

Swap Agreements	X

Credit Default Swaps and Similar Instruments	X

Interest Rate Swaps, Floors and Caps	X

Total Return Swaps	X

Options	X

Options on Securities and Securities Indices	X

Call Options	X

Put Options	X

Options on Government National Mortgage Association (“GNMA”) Certificates

Options on Swaps (“Swaptions”)	X

FLEX Options

Foreign Exchange Transactions

Spot Transactions and FX Forwards

Currency Futures

Currency Options

Currency Swaps

Distressed Securities	X

Environmental, Social and Governance (“ESG”) Integration	X

Equity Securities	X

Real Estate-Related Securities

Securities of Smaller or Emerging Growth Companies

Tracking Stocks

Exchange-Traded Notes (“ETNs”)

Foreign Investments

Foreign Investment Risks

Foreign Market Risk

Foreign Economy Risk

Currency Risk and Exchange Risk

Governmental Supervision and Regulation/Accounting Standards

Certain Risks of Holding Fund Assets Outside the United States

Publicly Available Information

Settlement Risk

Sovereign Debt

Withholding Tax Reclaims Risk

U.S. Economic Trading Partners Risk

Funding Agreements

Guarantees	X

Illiquid Investments	X

Index Funds

Cash Flows; Expenses

Tracking Error Risk

S&P 500 Index

Russell Indexes

MSCI Indexes

FTSE Indexes

Bloomberg Indexes

ICE BofA Indexes

Indexed and Inverse Securities	X

Inflation Risk	X

Initial Public Offering (“IPO”) Risk

Investment in Emerging Markets

Brady Bonds

China Investments Risk

Investment in Other Investment Companies	X

Exchange-Traded Funds	X

Issuer Insolvency Risk	X

Lease Obligations

Life Settlement Investments

Liquidity Risk Management	X

Master Limited Partnerships

Merger Transaction Risk

Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X

Money Market Securities	X

Mortgage-Related Securities	X

Mortgage-Backed Securities	X

Collateralized Mortgage Obligations (“CMOs”)	X

Adjustable Rate Mortgage Securities	X

CMO Residuals	X

Stripped Mortgage-Backed Securities	X

Tiered Index Bonds	X

TBA Commitments	X

Mortgage Dollar Rolls	X

Net Interest Margin (NIM) Securities	X

Municipal Investments	X

Risk Factors and Special Considerations Relating to Municipal Bonds	X

Description of Municipal Bonds	X

General Obligation Bonds	X

Revenue Bonds	X

Private Activity Bonds (“PABs”)	X

Moral Obligation Bonds	X

Municipal Notes	X

Municipal Commercial Paper	X

Municipal Lease Obligations	X

Tender Option Bonds	X

Yields	X

Variable Rate Demand Obligations (“VRDOs”)	X

Transactions in Financial Futures Contracts on Municipal Indexes	X

Call Rights	X

Municipal Interest Rate Swap Transactions	X

Insured Municipal Bonds	X

Build America Bonds	X

Tax-Exempt Municipal Investments	X

Participation Notes

Portfolio Turnover Rates	X

Proxy Voting Policies	X

Open-End Active and Fixed Income Index Fund Proxy Voting Policy	X

BlackRock Active Investment Stewardship Climate and Decarbonization Stewardship Guidelines

Index Equity Fund Proxy Voting Policy

BlackRock Investment Stewardship Climate and Decarbonization Stewardship Guidelines

Preferred Stock

Tax-Exempt Preferred Shares	X

Trust Preferred Securities	X

Real Estate Investment Trusts (“REITs”)

Recent Market Events	X

Reference Rate Replacement Risk	X

Repurchase Agreements and Purchase and Sale Contracts	X

Restricted Securities	X

Reverse Repurchase Agreements	X

Rights Offerings and Warrants to Purchase	X

Rule 144A Securities	X

Securities Lending	X

Short Sales	X

Special Purpose Acquisition Companies

Standby Commitment Agreements

Stripped Securities

Structured Notes	X

Taxability Risk	X

Temporary Defensive Measures	X

U.S. Government Obligations	X

U.S. Treasury Obligations	X

U.S. Treasury Rolls	X

Utility Industries	X

When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X

Yields and Ratings	X

Zero Coupon Securities	X

Shareholders should retain this Supplement for future reference.

SAI-HIMU-1225SUP